ING PARTNERS, INC.

ING Thornburg Value Portfolio

ING UBS U.S. LargeCap Equity Portfolio

Supplement dated November 4, 2009

to the Adviser Class (“ADV Class”) and Service Class (“S Class”) Prospectus,

Initial Class (“I Class”) Prospectus (collectively, “Prospectuses”) and the Adviser Class,

Initial Class, Service Class and Service 2 Class Statement of Additional Information

(“SAI”), each dated May 1, 2009

ING THORNBURG VALUE PORTFOLIO (“Portfolio”)

Effective January 1, 2010, William Fries will resign as co-portfolio manager of the Portfolio.  Effective January 1, 2010, all references to Mr. Fries relating to the management of the Portfolio in the Prospectuses and the SAI will be hereby deleted in their entirety.

ING UBS U.S. LARGECAP PORTFOLIO (“Portfolio”)

Effective October 14, 2009, Scott Hazen resigned as co-portfolio manager of the Portfolio.  All references to Mr. Hazen relating to the management of the Portfolio in the Prospectuses and the SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE